Segment Information - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 segment
Disclosure of operating segments [line items]
Number of reporting segments | segment			2
Surgical [member]
Disclosure of operating segments [line items]
Segment contribution, increase (decrease)	$ 34	$ 33
Vision Care [member]
Disclosure of operating segments [line items]
Segment contribution, increase (decrease)	$ 17	$ 6